Segment Information (Schedule of Segment Asset Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital expenditure	$ 1,707	$ 2,152	$ 591
Depreciation and amortization	2,138	2,135	2,373
Injection Molded Plastic Parts [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Identifiable assets	72,691	67,912	67,528
Capital expenditure	1,644	2,050	424
Depreciation and amortization	1,802	1,750	1,969
Electronic Products [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Identifiable assets	27,708	23,075	20,043
Capital expenditure	63	102	167
Depreciation and amortization	336	385	404
Segment Total [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Identifiable assets	100,399	90,987	87,571
Capital expenditure	1,707	2,152	591
Depreciation and amortization	$ 2,138	$ 2,135	$ 2,373